Related Party Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Diamondback Energy, Inc [Member]	Dec. 31, 2011 Diamondback Energy, Inc [Member]	Dec. 31, 2012 Windsor Niobrara LLC [Member]	Dec. 31, 2011 Windsor Niobrara LLC [Member]	Dec. 31, 2012 Windsor Ohio LLC [Member]	Dec. 31, 2011 Windsor Ohio LLC [Member]	Dec. 31, 2012 Liddell [Member]	Dec. 31, 2012 Rhino [Member]	Dec. 31, 2011 Rhino [Member]	Dec. 31, 2012 Athena [Member]	Dec. 31, 2011 Athena [Member]	Dec. 31, 2011 Directional [Member]	Dec. 31, 2012 Black Fin [Member]	Dec. 31, 2011 Black Fin [Member]	Dec. 31, 2012 Caliber [Member]	Dec. 31, 2011 Caliber [Member]	Dec. 31, 2012 Operating Lease Expense [Member] Athena [Member]
Related Party Transaction [Line Items]
Due from (to) related party			$ (269,000)	$ (5,593,000)	$ 173,000	$ 3,557,000	$ 6,520,000	$ 0		$ 4,257,000	$ 0	$ (1,453,000)	$ (676,000)	$ (2,449,000)	$ 0	$ (436,000)	$ (12,000)	$ (2,000)
Lease operating expenses			7,089,000	5,489,000									423,000						422,000
Oil and natural gas properties			40,354,000	50,614,000								5,009,000	2,851,000	6,068,000	650,000	436,000
Revenue from related parties					7,545,000	6,642,000	163,650,000	93,871,000	2,020,000	4,443,000	25,862,000
Ownership percentage									10.00%
Affiliates participation ratio	50.00%	50.00%
Payments for ownership interest									102,000
General and administrative																	$ 63,000	$ 18,000